Offerings - Offering: 1	Sep. 13, 2024 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	172,500,000
Maximum Aggregate Offering Price	$ 1,349,467,500
Carry Forward Form Type	S-1
Carry Forward File Number	333-272419
Carry Forward Initial Effective Date	Jun. 07, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 148,711.4
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder, as a result of stock splits, stock dividends or other similar transactions.

(2)
Pursuant to Rule 415(a)(6) under the Securities Act, the Registrant filed the Registration Statement on Form
S-3
(File
No. 333-277108)
(the “Current Registration Statement”), which was filed and became automatically effective on February 15, 2024. The Current Registration Statement initially included 61,581,302 unsold shares of common stock, par value $0.01 per share (the “Unsold Securities”) that had previously been registered under the Registrant’s Registration Statement on Form
S-1
(File
No. 333-272419),
which was declared effective on June 7, 2023 (the “Prior Registration Statement”). Pursuant to Rule 415(a)(6), the Registrant carried forward to the Current Registration Statement the Unsold Securities that were previously registered under the Prior Registration Statement, and the filing fees of approximately $530,889.08 previously paid in connection with the Unsold Securities continued to be applied to the Unsold Securities that were carried forward to the Current Registration Statement. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities registered under the Prior Registration Statement was deemed terminated as of February 15, 2024. On February 21, 2024, 14,950,000 shares were sold pursuant to the Current Registration Statement, and filing fees of $128,883.14 previously paid in connection with the Prior Registration Statement were applied in connection with such sale. On March 14, 2024, 16,100,000 shares were sold pursuant to the Current Registration Statement, and filing fees of $138,797.23 previously paid in connection with the Prior Registration Statement were applied in connection with such sale.